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DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-2812                                                  RFENYES@STBLAW.COM

                                             October 29, 2004

                   Re:   Nalco Holding Company
                         Amendment No. 4 to Registration Statement on Form S-1
                         File No. 333-118583
                         -------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C.  20549

Ladies and Gentlemen:

         On behalf of Nalco Holding Company (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the
Securities Act of 1933, as amended, Amendment No. 4 to the Registration
Statement on Form S-1 relating to the Company's proposed offering of its common stock. Please note that the Company is filing this amendment primarily for the purpose of expanding the disclosure contained in the "Recent Developments"
section beginning on page 6 relating to the three- and nine-month periods ended
September 30, 2004.

         We acknowledge your previous references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

         Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2812; fax: 212-455-2502).

                                     Very truly yours,

                                     /s/ Richard Fenyes

                                     Richard Fenyes